Equity (Share-based Payments to Employees, Non-marketable Options, Average Remaining Contractual Life) (Details) - yr	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Average remaining contractual life for the outstanding vested options at the end of each period	2.60	2.40	1.91